Due to Related Parties (Details) - USD ($)	Aug. 31, 2018	Nov. 30, 2017
Amounts Due to Related Parties [Abstract]
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, Payable monthly	$ 1,338,975	$ 1,290,465